Tax charge from continuing operations	6 Months Ended
Jun. 30, 2019
Tax charge from continuing operations
Tax charge from continuing operations

B4     Tax charge from continuing operations

B4.1    Total tax charge by nature of expense from continuing operations

The total tax charge for continuing operations in the income statement is as follows:

	2019 £m			2018* £m
	Current	Deferred	Half year	Half year
Tax charge	tax	tax	Total	Total
Attributable to shareholders:
Asia operations	(139)	(49)	(188)	(139)
US operations	(130)	241	111	(216)
Other operations	84	(8)	76	29
Tax (charge) credit attributable to shareholders' returns	(185)	184	(1)	(326)
Attributable to policyholders:
Asia operations	(54)	(166)	(220)	(43)
Total tax (charge) credit	(239)	18	(221)	(369)

*     The half year 2018 comparative results have been re-presented from those previously published to reflect the Group’s UK and Europe operations as discontinued operations at 30 June 2019 (as described in note A2).

The principal reason for the decrease in the tax charge attributable to shareholders’ returns from continuing operations is the result of the tax credit on US derivative losses largely eliminating the tax charge on Asia profits.

B4.2    Shareholder profit and tax charge from continuing operations

The shareholder profit, tax charge (credit) and effective tax rate for continuing operations are as follows:

	Half year 2019 £m
				Total
	Asia	US	Other	attributable to
	operations	operations	operations	shareholders
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,198	1,215	(389)	2,024
Non-operating profit (loss)	627	(1,536)	(219)	(1,128)
Profit (loss) before tax	1,825	(321)	(608)	896
Tax charge (credit) on:
Adjusted IFRS operating profit (loss) based on longer-term investment returns	168	203	(39)	332
Non-operating profit (loss)	20	(314)	(37)	(331)
Total actual tax charge (credit)	188	(111)	(76)	1
Actual tax rate on:
Adjusted IFRS operating profit based on longer-term investment returns	14%	17%	10%	16%
Profit before tax	10%	35%	13%	0%

	Half year 2018* £m
				Total
	Asia	US	Other	attributable to
	operations	operations	operations	shareholders
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,016	1,002	(349)	1,669
Non-operating (loss) profit	(338)	184	84	(70)
Profit (loss) before tax	678	1,186	(265)	1,599
Tax charge (credit) on:
Adjusted IFRS operating profit (loss) based on longer-term investment returns	151	177	(41)	287
Non-operating (loss) profit	(12)	39	12	39
Total actual tax charge (credit)	139	216	(29)	326
Actual tax rate on:
Adjusted IFRS operating profit based on longer-term investment returns	15%	18%	12%	17%
Profit before tax	21%	18%	11%	20%

*      The half year 2018 comparative results have been re-presented from those previously published to reflect the Group’s UK and Europe operations as discontinued operations (as described in note A2).

B4.3     Reconciliation of shareholder effective tax rate from continuing operations

In the reconciliation below, the expected tax rates reflect the corporation tax rates that are expected to apply to the taxable profit of the relevant business. Where there are profits of more than one jurisdiction, the expected tax rates reflect the corporation tax rates weighted by reference to the amount of profit contributing to the aggregate business result.

	2019		2018
	Half year		Half year
	£m	%	£m	%
		note (i)	note (iv)	note (iv)
Profit before tax	896	—	1,599	—
Expected tax rate (ETR)	20%	—	22%	—
Tax at the expected rate	179	20.0%	352	22.0%
Effects of recurring tax reconciliation items and percentage impact on ETR:
Income not taxable or taxable at concessionary rates	(54)	(6.0)%	(19)	(1.2)%
Deductions not allowable for tax purposes	23	2.6%	25	1.6%
Items related to taxation of life insurance businessesnote (ii)	(138)	(15.4)%	(36)	(2.3)%
Deferred tax adjustments	(9)	(1.0)%	(17)	(1.1)%
Effect of results of joint ventures and associates	(27)	(3.0)%	(20)	(1.3)%
Irrecoverable withholding taxes	21	2.3%	26	1.8%
Other	4	0.4%	—	—
Total	(180)	(20.1)%	(41)	(2.5)%

Effects of non-recurring tax reconciliation items and percentage impact on ETR:
Adjustments to tax charge in relation to prior years	15	1.7%	7	0.4%
Movements in provisions for open tax mattersnote (iii)	6	0.7%	8	0.5%
Adjustments in relation to business disposals	(19)	(2.2)%	—	—
Total	2	0.2%	15	0.9%

Total actual tax charge	1	0.1%	326	20.4%

Notes

(i)

The main driver of the Group’s effective tax rate is the relative mix of the profits between jurisdictions with higher tax rates (such as Indonesia and Malaysia), jurisdictions with lower tax rates (such as Hong Kong and Singapore) and jurisdictions with rates in between (such as the UK and the US). At half year 2019, the reduction in the effective tax rate is a result of the loss before tax in US operations.

(ii)

The £138 million reconciling item related to taxation of life insurance businesses for half year 2019 (half year 2018: £36 million) mainly reflects £82 million in the Hong Kong business in relation to investment gains which are not subject to tax due to the taxable profit being computed as 5 per cent of net insurance premiums.

(iii)	The statement of financial position contains the following provisions in relation to open tax matters:

£m
At 31 December 2018	(149)
Movements in the current period included in tax charge attributable to shareholders	(6)
Other movements*	(1)
At 30 June 2019	(156)

*  Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

(iv)

The Group’s UK and Europe operations are classified as held for distribution at 30 June 2019. The half year 2018 comparative results have been re-presented from those previously published accordingly (as described in note A2).